SCHEDULE OF GOODWILL (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Balance as of December 31, 2022		$ 7,700,569
Addition
Impairment loss
Effect of exchange rate
Balance as of June 30, 2023		$ 7,700,569